Organization and business description (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
Date of incorporation	Feb. 22, 2018
Qingdao CSSC Technical Products Ltd. [Member]
Ownership Percentage	100.00%
Place of incorporation	PRC
Date of incorporation	Aug. 18, 2005
Paid-up capital	$ 1,230,000
Description of principal activity	Design and engineering of the precision parts of agricultural equipment and machinery
Fortschritt Qingdao Agritech Ltd. [Member]
Ownership Percentage	100.00%
Place of incorporation	PRC
Date of incorporation	Dec. 22, 2016
Paid-up capital	$ 0
Description of principal activity	Design and engineering of the precision parts of agricultural equipment and machinery
Fortschritt China Agritech Limited [Member]
Ownership Percentage	100.00%
Place of incorporation	HKSAR
Date of incorporation	Jun. 13, 2016
Paid-up capital	$ 100
Description of principal activity	Investment holding
Industrial Technical Corporation Hong Kong Limited [Member]
Ownership Percentage	100.00%
Place of incorporation	HKSAR
Date of incorporation	May 06, 2008
Paid-up capital	$ 10,000
Description of principal activity	Trading of the precision parts of agricultural equipment and machinery